Government Grants - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Government Grants [Line Items]
Government grants amortized to profit and loss account	$ 213,000	$ 349,000
Restricted retained earnings	$ 700,000